As filed with the Securities and Exchange Commission on August 5, 2026

File No.  333-194044

File No. 811-08183

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.    ☐

POST-EFFECTIVE AMENDMENT NO. 18  ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

AMENDMENT NO. 81  ☒

VARIABLE ANNUITY-1 SERIES ACCOUNT

(Exact Name of Registered Separate Account)

EMPOWER LIFE & ANNUITY INSURANCE

COMPANY OF NEW YORK

(Name of Insurance Company)

370 Lexington Avenue, Suite 703

New York, New York 10017

(Address of Insurance Company’s Principal Executive Offices)

 (800) 537-2033

(Insurance Company’s Telephone Number, including Area Code)

Brandon J. Cage, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and Address of Agent for Services)

Copy to:

Stephen Roth, Esq.

Thomas Bisset, Esq.

Eversheds Sutherland (US) LLP

700 6th Street, NW

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration or amendment thereto within 3 years preceding this filing)

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒ Insurance Company relying on Rule 12h-7 under the Exchange Act

☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities Being Registered:

Flexible Premium Deferred Variable Annuity Contract

Supplement dated August 5, 2026, to the Updating Summary Prospectus and Prospectus

dated May 1, 2026, for Schwab Advisor Choice Variable Annuity and

Schwab OneSource Choice Variable Annuity contracts

issued by Empower Annuity Insurance Company of America
Variable Annuity-1 Series Account

Supplement dated August 5, 2026, to the Updating Summary Prospectus and Prospectus

dated May 1, 2026, for Schwab Advisor Choice Variable Annuity and

Schwab OneSource Choice Variable Annuity contracts

issued by Empower Life & Annuity Insurance Company of New York
Variable Annuity-1 Series Account of New York

This Supplement amends certain information in your variable annuity contract prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference.

Important Notice Regarding the Reorganization of LVIP American Century International Fund

The Board of Trustees of the Lincoln Variable Insurance Products Trust has approved the reorganization (the “Reorganization”) of the LVIP American Century International Fund (the “Target Portfolio”) with and into the LVIP MFS International Growth Fund (the “Acquiring Portfolio”), see table below.

Target Portfolio and Corresponding Share Class	Acquiring Portfolio and Corresponding Share Class
LVIP American Century International Fund – Standard Class II	LVIP MFS International Growth Fund – Standard Class

The Reorganization is subject to shareholder approval and will be submitted to shareholders of the Target Portfolios for their consideration at a special meeting to be held on or about October 7, 2026. It is anticipated that the Reorganization, if approved by the shareholders, will take place, on or about October 9, 2026 (the “Closing Date”).

On the Closing Date, after the close of business, your Annuity Account Value in the Sub-Account invested in the Target Portfolio at the time of the Reorganization will become invested in the Sub-Account that invests in the corresponding class of the Acquiring Portfolio, and the Target Portfolio will liquidate, cease operations, and will no longer be available for investment. Unless you instruct us otherwise, any allocation instruction you have on file that includes the Target Portfolio will be automatically updated with the Acquiring Portfolio after the Closing Date.

A Proxy Statement/Prospectus will be sent to Contract Owners invested in the Target Portfolio requesting their vote on the proposal, which will include a full discussion of the Reorganization and the factors the Board of Trustees considered in approving the proposal.

Your rights and obligations under the Contract and your Annuity Account Value will not change as a result of the Reorganization. The fees and charges under the Contract will not change and there are no tax consequences to you as a result of the Reorganization.

*                 *                 *

As of the Closing Date, this Supplement amends your Prospectus by removing all references to the Target Portfolio as an investment option under the Contract. As of the Closing Date, the Acquiring Portfolio will be added as an investment option under your Contract.

On the Closing Date, the table in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT section is amended to include the following:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Investment Segment Portfolios
International Equity	LVIP MFS International Growth Fund - Standard Class - Lincoln Financial Investments Corporation - Massachusetts Financial Services Company(1)	0.79%	19.11%	7.09%	9.73%

See Prospectus for footnotes.

If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Acquiring Portfolio, or other Portfolios available under your Contract, you may contact us by writing or calling Protective Life at P.O. Box 1854, Birmingham, AL 35201-1854 or toll free at (800) 838-0650. Please keep this Supplement for future reference. You may also obtain the Acquiring Portfolio and other Portfolio prospectuses online at www.protective.com/productprospectus by selecting your Contract then “Investment Options.” Please work with your financial representative to determine if your existing allocation instructions should be changed before or after the Closing Date.

Prospectus

(Included in Registrant’s Form N-4, File No. 333-194044 (Accession No. 0001104659-26-046083) filed on April 21, 2026 and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-194044 (Accession No. 0001104659-26-046083) filed on April 21, 2026 and incorporated by reference herein.)

PART C

OTHER INFORMATION

Item 27. Exhibits

(a) Board of Directors Resolutions

(a) (1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

(b) Custodian Agreements. None.

(c) Underwriting Contracts.

(c) (1) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.), dated May 1, 2003, is incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).

(c) (2) Selling Agreement between Depositor and GWFS Equities, Inc. and Charles Schwab & Company, Inc., dated June 11, 2014, is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).

(c) (3) Distribution Agreement between Depositor and Investment Distributors, Inc. (“IDI”) dated October 5, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment on Form N-4, filed on May 10, 2021 (File No. 333-194044).

(c) (4) Assignment Agreement between Depositor, Great-West Life & Annuity Insurance Company, GWFS Equities, Inc., Investment Distributors, Inc. and Charles Schwab & Co., Inc. is incorporated by reference to Registrant’s Post-Effective Amendment on Form N-4, filed on May 10, 2021 (File No. 333-194044).

(d) Contracts (Including Riders & Endorsements)

(d) (1) Form of Variable Annuity Contract is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194044).

(d) (2) Form of Contract Amendment SCH-AMDNY is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194044).

(d) (3) Form of Variable Annuity Contract is incorporated by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 12, 2019 (File No. 333-194044).

(d) (4) Form of Guaranteed Lifetime Withdrawal Benefit Rider is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194044).

(d) (5) Form of Guaranteed Lifetime Withdrawal Benefit Rider V2 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194044).

(d) (6) Form of Guaranteed Lifetime Withdrawal Benefit Rider amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 filed on February 11, 2019 (File No. 333-194044).

(d) (7) Form of Guaranteed Lifetime Withdrawal Benefit Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 12, 2019 (File No. 333-194044).

(d) (8) Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194044).

(d) (9) Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 12, 2019 (File No. 333-194044).

(d) (10) Form of Roth Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194044).

(d) (11) Form of Roth Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 12, 2019 (File No. 333-194044).

(d) (12) Form of Non-Qualified Stretch Annuity Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed on February 11, 2019 (File No. 333-194044).

(d) (13) Form of Restricted Beneficiary Payout Options Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed on February 11, 2019 (File No. 333-194044).

(d) (14) Form of Restricted Beneficiary Payout Options Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 12, 2019 (File No. 333-194044).

(d) (15) Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 filed on February 11, 2019 (File No. 333-194044).

(d) (16) Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 filed on April 12, 2019 (File No. 333-194044).

(d) (17) Form of SECURE Act Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed on April 17, 2020 (File No. 333-194044).

(e) Applications

(e) (1) Form of application is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed February 20, 2014 (File No. 333-194044).

(e) (2) Form of application is incorporated by reference to Registrant’s Post-Effective Amendment No. 9,  filed on April 12, 2019 (File No. 333-194044).

(f) Insurance Company’s Certificate of Incorporation and By-Laws.

(f) (1) The Charter of Depositor is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed on April 20, 2015 (File No. 333-194044).

(f) (2) The By-Laws of Depositor is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed on April 20, 2015 (File No. 333-194044).

(g) Reinsurance Contracts

(g)(1) Reinsurance agreement between Great-West Life & Annuity Insurance Company of New York and Protective Life and Annuity Insurance Company dated June 3, 2019, is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 filed on April 28, 202 (File No. 333-194044).

(h) Participation Agreements.

(h) (1) Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by  reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(h) (1) (i) Amendment to Participation Agreement with AIM Variable Insurance Fund dated April 30, 2004, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (1) (ii) Amendment dated April 30, 2010 to Participation Agreement (AIM Variable Insurance Funds) is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-6 filed on April 25, 2019 (File No. 333-144503).

(h) (1) (iii) Amendment dated March 22, 2022 to Participation Agreement (AIM Variable Insurance Fund), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (2) Participation Agreement with Alger American Fund dated July 8, 1997 is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(h) (2) (i) Amendments to Participation Agreement with Alger American Fund dated February 9, 1999 and March 25, 1999, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).

(h) (2) (ii) Amendment to Participation Agreement with Alger American Fund dated November 8, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(h) (2) (iii) Amendment dated April 26, 2022 to Participation Agreement (The Alger Portfolio), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (3) Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).

(h) (3) (i) Amendment to Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. dated April 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(h) (3) (ii) Amendment to Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. dated December 31, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (4) Participation Agreement with ALPS Variable Investment Trust dated December 17, 2014 and Amendment to Participation Agreement with ALPS Variable Investment Trust dated March 8, 2016,are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194044).

(h) (5) Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.)dated July 8, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(h) (5) (i) Amendment to Participation Agreement with American Century Variable Portfolios dated February 9,1999, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).

(h) (5) (ii) Amendment to Participation Agreement with  American  Century  Variable  Portfolios  dated February 27, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (5) (iii) Amendment to Participation Agreement with American Century Variable Portfolios dated April 30,2009, is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(h) (5) (iv)Amendment dated August 30, 2023 to Participation Agreement (American Century Variable Portfolios), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (6) Participation Agreement with American Funds Insurance Series dated January 28, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(h) (6) (i) Amendment to Fund Participation Agreement with American Funds Insurance Series dated September 30, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4Registration Statement filed on June 24, 2015 (File No. 333-203262).

(h) (6) (ii) Amendment to Fund Participation Agreement with American Funds Insurance Series dated August 28, 2013, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(h) (6) (iii) Amendment to Fund Participation Agreement with American Funds Insurance Series dated April 3, 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(h) (6) (iv) Amendment dated April 6, 2022 to Participation Agreement (American Funds Insurance Series), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (7) Participation Agreement with Blackrock Variable Series Funds, Inc. dated April 1, 2014, is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194044).

(h) (8) Participation Agreement with BNY Mellon Investment Fund (formerly Dreyfus Investment Fund) dated May 1, 1999, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

(h) (8) (i) Amendment  to  Participation  Agreement  with  BNY  Mellon  Investment  Fund   (formerly   Dreyfus Investment Fund) dated January 21, 2008, is incorporated by reference to Pre-Effective Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (8) (ii) Amendment  to  Participation  Agreement  with  BNY  Mellon  Investment  Fund   (formerly   Dreyfus Investment Fund) dated June 1, 2009, is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(h) (8) (iii) Amendment dated October 5, 2020 to Participation Agreement (BNY Mellon Investment Fund), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (9) Participation Agreement with Columbia Funds Variable Insurance Trust dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-4 on April 16, 2010 (File No. 811-07549).

(h) (10) Participation Agreement with Columbia Funds Variable Insurance Trust I dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on Form N-4 on April 16, 2010 (File No. 811-07549).

(h) (11) Participation Agreement with Delaware VIP Trust dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31,  2004 (File No. 333-25289).

(h) (11) (i) Amendment to Participation Agreement with Delaware VIP Trust dated April 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(h) (11) (ii) Amendment to Participation Agreement with Delaware VIP Trust dated January 11, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (11) (iii) Amendment to Participation Agreement with Delaware VIP Trust dated November 14, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(h) (12) Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment Fund) dated May 1, 1999, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

(h) (12) (i) Amendment to Participation Agreement with DWS Variable Series II dated April 8, 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(h) (12) (ii) Amendment to Participation Agreement with DWS Variable Series II dated December 1, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (13) Participation Agreement with Federated Insurance Series dated July 8, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(h) (13) (i) Amendment dated March 22, 2022 to Participation Agreement (Federated Insurance Series), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (14) Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2000, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (14) (i) Amendment to Participation Agreement with Franklin Templeton Insurance Products Trust  dated  May 1, 2006, is incorporated by reference to amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (14) (ii) Amendment to Participation Agreement with Franklin Templeton Insurance Products Trust  dated  May 1, 2008, is incorporated by reference to amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (14) (iii) Amendment dated March 15, 2022 to Participation Agreement (Franklin Templeton Insurance Products Trust) is incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 filed on April 28, 2023 (File No. 333-194044).

(h) (15) Participation Agreement with Great-West Funds, Inc. dated December 15, 2011, is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194044).

(h) (16) Participation Agreement with Janus Aspen Series (Institutional Class Shares) dated July 7, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(h) (16) (i) Amendment to Participation Agreement with Janus Aspen Series dated December 31, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (16) (ii) Amendment to Participation Agreement with Janus Aspen Series dated July 25, 2008, is incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).

(h) (16) (iii) Amendment to Participation Agreement with Janus Aspen Series dated November 8, 2011, is incorporated by reference Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(h) (16) (iv) Fund Participation Agreement among Great-West, Great-West of New York, Janus Aspen Series and Janus Distributors, LLC dated December 1, 2015 is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-6 filed on April 25, 2019 (File No. 333-144503).

(h) (17) Participation Agreement with JPMorgan Insurance Trust dated April 24, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on Form N-4 on April 16, 2010 (File No. 811-07549).

(h) (18) Participation Agreement with Lazard Retirement Series dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on Form N-4 on April 16, 2010 (File No. 811-07549).

(h) (18) (i) Amendment to Participation Agreement with Lazard Retirement Series dated October 3, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 19, 2011 (File No. 333-176926).

(h) (19) Participation Agreement with Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated May 20, 2014, is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed on April 20, 2015 (File No. 333-194044).

(h) (19) (i) Amendment dated March 15, 2022 to Participation Agreement (Legg Mason Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Advisor LLC, and Franklin Distributors, LLC) is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 filed on April 28, 2023 (File No. 194044).

(h) (20) Participation Agreement with Baron Capital Fund Trust (now known as Lincoln Variable Insurance  Products Trust) (with respect to Capital Asset Fund) dated April 1, 1999, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on  April 25, 2003 (File No. 333-25289).

(h) (21) Participation Agreement with Lincoln Variable Insurance Products Trust is incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).

(h) (21) (i) Amendment dated May 1, 2023 to Participation Agreement (Lincoln Variable Insurance Products Trust), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (21) (ii) Amendment dated April 29, 2024 to Participation Agreement (Lincoln Variable Insurance Products Trust), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (21) (iii) Amendment dated April 24, 2026 to Participation Agreement (Lincoln Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 333-194044), filed with the Commission on April 21, 2026.

(h) (22) Participation Agreement with Lord Abbett Series Fund, Inc. dated September 8, 2011, is incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(h) (22) (i) Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated August 21, 2013, is incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(h) (22) (ii) Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated April 1, 2014, is incorporated by reference to Post-Effective Amendment No.36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(h) (22) (iii) Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated April 17, 2015, is incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(h) (22) (iv) Amendment dated April 28, 2022 to Participation Agreement (Lord Abbett Series Fund, Inc.), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (23) Participation Agreement with MFS Variable Insurance Trust dated May 1, 2008, is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-4  on May 27,2008 (File No. 811-03972).

(h) (23) (i) Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS  Variable Insurance Trust II dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on Form N-4 on April 16, 2010 (File No. 811-07549).

(h) (23) (ii) Amendment to Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II dated April 1, 2017, is incorporated by reference to Registrant’s Post Effective Amendment No. 5 to the Registration Statement on Form N-4 filed April 13, 2017 (File No. 333-194044).

(h) (23) (iii) Amendment dated April 1, 2011 to Participation Agreement (MFS Variable Insurance Trust and MFS Variable Insurance Trust II), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (24) Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).

(h) (24) (i) Amendment to Participation Agreement with Nationwide Variable Insurance Trust dated February 25, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement  on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (25) Participation Agreement with Neuberger Berman Advisers Management Trust dated March 1, 2005, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820).

(h) (25) (i) Amendment to Participation Agreement with Neuberger Berman Adviser Management Trust dated December 1, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (25) (ii) Amendment dated April 5, 2022 to Participation Agreement (Neuberger Berman Advisers Management Trust), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (26) Participation Agreement with Oppenheimer Variable Account Funds dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).

(h) (26) (i) Amendment to Participation Agreement with Oppenheimer Variable Account Funds dated April 1, 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(h) (27) Participation Agreement with PIMCO Variable Insurance Trust dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).

(h) (27) (i) Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated April 1, 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed  on April 29, 2005 (File No. 333-25289).

(h) (27) (ii) Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated December 1, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (27) (iii) Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated October 31, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement  on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(h) (27) (iv) Amendment dated August 19, 2022 to Participation Agreement (PIMCO Variable Insurance Trust), is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 filed with the Commission on April 28, 2023 (File No. 333-194044).

(h) (28) Participation Agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust) dated July 8, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(h) (28) (i) Amendment to Participation Agreement with Pioneer Variable Contracts Trust dated March 28, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (28) (ii) Amendment dated December 19, 2023 to Participation Agreement (Pioneer Variable Contracts Trust), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (28) (iii) Assignment of Fund Participation Agreement to Victory Capital Management Inc. is filed herewith.is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 333-194044), filed with the Commission on April 21, 2026.

(h) (29) Participation Agreement with Putnam Variable Trust dated March 31, 2010, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 30, 2011 (File No. 333-176926).

(h) (29) (i) Amendment dated March 30, 2022 to Participation Agreement (Putnam Variable Trust), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (30) Participation Agreement with Schwab Annuity Portfolios dated July 8, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(h) (30) (i) Amendment to Participation Agreement with Schwab Annuity Portfolios dated May 1, 1998, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).

(h) (30) (ii) Amendment to Participation Agreement with Schwab Annuity Portfolios dated February 11, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h) (30) (iii) Amendment to Participation Agreement with Schwab Annuity Portfolios dated April 29, 2016, is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194044).

(h) (31) Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services,  Inc.  dated  February 1, 2002, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(h) (31) (i) Amendment to Participation Agreement with T. Rowe Price  Equity  Series,  Inc.,  T.  Rowe  Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated November 10, 2008, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(h) (31) (ii) Amendment to Participation Agreement with T. Rowe Price  Equity  Series,  Inc.,  T.  Rowe  Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated November 30, 2011, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(h) (32) Participation Agreement with Touchstone Variable Series Trust dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on Form N-4 on April 16, 2010 (File No. 811-07549).

(h) (32) (i) Amendment to Participation Agreement with Touchstone Variable Series Trust dated October 16, 2017, is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed October 26, 2017 (File No. 333-194044).

(h) (33) Participation Agreement with Van Eck Worldwide Insurance Trust dated July 8, 1997, is incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).

(h) (33) (i) Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust dated April 23, 2009, is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(h) (34) Participation Agreement with Wells Fargo Variable Trust dated October 1, 2005, is incorporated by reference to initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(h) (35) Participation Agreement dated April  14, 2015 (Ivy Funds Variable Insurance Portfolios), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (35) (i) Amendment dated October 28, 2015 to Participation Agreement (Ivy FundsVariable Insurance Portfolios), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (35) (ii) Amendment dated March 18, 2016 to Participation Agreement (Ivy Funds Variable Insurance Portfolios), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (35) (iii) Amendment dated October 1, 2016 to Participation Agreement (Ivy Funds Variable Insurance Portfolios), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (35) (iv) Amendment dated April 11, 2018 to Participation Agreement (Ivy Funds Variable Insurance Portfolios), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(h) (35) (v) Amendment dated November 30, 2023 to Participation Agreement (Ivy Funds Variable Insurance Portfolios), is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, filed April 19, 2024 (File No. 333-194044).

(i) Administrative Contracts. None.

(j) Other Material Contracts. Not Applicable.

(k) Legal Opinion

(k) Opinion of counsel and consent dated April 15, 2014, is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194044).

(l) Other Opinion

(l) (1) Written Consent of Deloitte & Touche LLP are filed herewith.

(l) (2) Written Consent of KPMG LLP. is filed herewith.

(m) Omitted Financial Statements. None

(n) Initial Capital Agreements. None.

(o) Form of Initial Summary Prospectus – Not Applicable.

(p) Powers of Attorney is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4, filed April 22, 2025 (File No. 333-194044).

(q) Letter regarding Change in Certifying Accountant- Not Applicable.

(r) Historical Current Limits on Index Gains – Not Applicable

Item 28. Directors and Officers of the Insurance Company

Name	Principal Business Address	Positions and Offices with Insurance Company
Orr, Robert Jeffrey	(2)	Chairman of the Board and Director
Alazraki, Marcia D.	(3)	Director
Bienfait, Robin A.	(2)	Director
Desmarais, Andre R.	(2)	Director
Katz, Stuart Z.	(4)	Director
Ryan, T. Timothy, Jr.	(5)	Director
Selitto, Jerome J.	(1)	Director
Walsh, Brian E.	(6)	Director
Abdul-Jaleel, Ahmed	(1)	Chief Compliance Officer, Registered Separate Accounts
Bevacqua, John F.	(1)	Executive Vice President & Chief Risk Officer
Brown, Jack E.	(1)	Executive Vice President, US Chief Investment Officer & Lead Portfolio Manager
Casey, Craig	(1)	Executive Vice President, Large, Mega, and Not-for-Profit Markets
Dugan, Christine	(1)	Chief Actuary
Eby, Amy	(1)	Appointed Actuary
Hudson, Brockett	(1)	Assistant Secretary
Kline, Carol	(1)	Executive Vice President and Chief Information Officer
Kreider, Jonathan D.	(1)	Executive Vice President and Head of Empower Investments
Larsen, David	(1)	Assistant Secretary
Linton, Richard H., Jr.	(1)	President and Chief Operating Officer
Logsdon, Ryan L.	(1)	Vice President, Deputy General Counsel & Corporate Secretary
Moritz, Christine	(1)	President and Chief Executive Officer
Murphy III, Edmund F.	(1)	President, Empower
Noble, Kelly	(1)	Executive Vice President, General Counsel, and Chief Legal Officer
Nyhouse, Jennifer	(1)	Senior Vice President and Chief Internal Auditor
O’Leary, Stephanie	(1)	Corporate Treasurer
Peterson, Douglas	(1)	Chief Information Security Officer
Peurye, Fred	(1)	Vice President, Taxation
Roe, Kara S.	(1)	Senior Vice President and Chief Financial Officer
Sanchez, Suzanne	(1)	Executive Vice President and Chief Human Resources Officer
Smolen, Joseph M.	(1)	Executive Vice President, Core & Institutional Markets
Waddell, Carol E.	(1)	President, Empower Personal Wealth
Waldron, KC	(1)	Chief Compliance Officer
Woerner, Sangita	(1)	Executive Vice President, Marketing

(1)	8515 East Orchard Road, Greenwood Village, Colorado 80111.

(2)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(3)	Manatt, Phelps & Phillips, LLP, 7 Times Square, 23rd Floor, New York, NY 10036

(4)	Fried Frank Harris Shriver & Jacobson, 400 E. 57th Street, 19-E, New York, NY 10022

(5)	JP Morgan Chase, 270 Park Avenue, Floor 47, New York, NY 10017

(6)	Saguenay Capital, LLC, The Centre at Purchase, Two Manhattanville Road, Suite 403, Purchase, NY 10577

Item 29. Persons Controlled by or Under Common Control with the Insurance Company or Registered Separate Account

The Registered Separate Account is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Insurance Company”). The Insurance Company is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 333-194044), filed with the Commission on April 21, 2026.

Item 30. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions exist under the laws of the State of New York and the Bylaws of Great-West of New York whereby Great-West of New York may indemnify a director, officer or controlling person of Great-West of New York against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

New York Business Corporation Law

Section 719. Liability of directors in certain cases

(a) Directors of a corporation who vote for or concur in any of the following corporate actions shall be jointly and severally liable to the corporation for the benefit of its creditors or shareholders, to the extent of any injury suffered by such persons, respectively, as a result of such action:

(1) The declaration of any dividend or other distribution to the extent that it is contrary to the provisions of paragraphs (a) and (b) of section 510 (Dividends or other distributions in cash or property).

(2) The purchase of the shares of the corporation to the extent that it is contrary to the provisions of section 513 (Purchase or redemption by a corporation of its own shares).

(3) The distribution of assets to shareholders after dissolution of the corporation without paying or adequately providing for all known liabilities of the corporation, excluding any claims not filed by creditors within the time limit set in a notice given to creditors under articles 10 (Non-judicial dissolution) or 11 (Judicial dissolution).

(4) The making of any loan contrary to section 714 (Loans to directors).

(b) A director who is present at a meeting of the board, or any committee thereof, when action specified in paragraph (a) is taken shall be presumed to have concurred in the action unless his dissent thereto shall be entered in the minutes of the meeting, or unless he shall submit his written dissent to the person acting as the secretary of the meeting before the adjournment thereof, or shall deliver or send by registered mail such dissent to the secretary of the corporation promptly after the adjournment of the meeting. Such right to dissent shall not apply to a director who voted in favor of such action. A director who is absent from a meeting of the board, or any committee thereof, when such action is taken shall be presumed to have concurred in the action unless he shall deliver or send by registered mail his dissent thereto to the secretary of the corporation or shall cause such dissent to be filed with the minutes of the proceedings of the board or committee within a reasonable time after learning of such action.

Any director against whom a claim is successfully asserted under this section shall be entitled to contribution from the other directors who voted for or concurred in the action upon which the claim is asserted.

(d) Directors against whom a claim is successfully asserted under this section shall be entitled, to the extent of the amounts paid by them to the corporation as a result of such claims:

(1) Upon payment to the corporation of any amount of an improper dividend or distribution, to be subrogated to the rights of the corporation against shareholders who received such dividend or distribution with knowledge of facts indicating that it was not authorized by section 510, in proportion to the amounts received by them respectively.

(2) Upon payment to the corporation of any amount of the purchase price of an improper purchase of shares, to have the corporation rescind such purchase of shares and recover for their benefit, but at their expense, the amount of such purchase price from any seller who sold such shares with knowledge of facts indicating that such purchase of shares by the corporation was not authorized by section 513.

(3) Upon payment to the corporation of the claim of any creditor by reason of a violation of subparagraph (a)(3), to be subrogated to the rights of the corporation against shareholders who received an improper distribution of assets.

(4) Upon payment to the corporation of the amount of any loan made contrary to section 714, to be subrogated to the rights of the corporation against a director who received the improper loan.

(e) A director shall not be liable under this section if, in the circumstances, he performed his duty to the corporation under paragraph (a) of section 717.

(f) This section shall not affect any liability otherwise imposed by law upon any director. Section 720. Action against directors and officers for misconduct.

(a) An action may be brought against one or more directors or officers of a corporation to procure a judgment for the following relief:

(1) Subject to any provision of the certificate of incorporation authorized pursuant to  paragraph  (b)  of section 402, to compel the defendant to account for his official conduct in the following cases:

(A) The neglect of, or failure to perform, or other violation of his duties in the management and disposition of corporate assets committed to his charge.

(B) The acquisition by himself, transfer to others, loss or waste of corporate assets due to any neglect of, or failure to perform, or other violation of his duties.

(C) In the case of directors or officers of a benefit corporation organized under article seventeen of this chapter: (i) the failure to pursue the general public benefit purpose of a benefit corporation or any specific public benefit set forth in its certificate of incorporation; (ii) the failure by a benefit corporation to deliver or post an annual report as required by section seventeen hundred eight of article seventeen of this chapter; or (iii) the neglect of, or failure to perform, or other violation of his or her duties or standard of conduct under article seventeen of this chapter.

(2) To set aside an unlawful conveyance, assignment or transfer of corporate assets, where the transferee knew of its unlawfulness.

(3) To enjoin a proposed unlawful conveyance, assignment or transfer of corporate assets, where there is sufficient evidence that it will be made.

(b) An action may be brought for the relief provided in this section, and in paragraph (a) of section 719 (Liability of directors in certain cases) by a corporation, or a receiver, trustee in bankruptcy, officer, director or judgment creditor thereof, or, under section 626 (Shareholders’ derivative action brought in the right of the corporation to procure a judgment in its favor), by a shareholder, voting trust certificate holder, or the owner of a beneficial interest in shares thereof.

This section shall not affect any liability otherwise imposed by law upon any director or officer.

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722. Authorization for indemnification of directors and officers.

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person’s duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723. Payment of indemnification other than by court award.

(a) A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b) Except as provided in paragraph (a), any indemnification under section 722  or  otherwise  permitted  by  section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1) By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2) If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs;

(A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or

(B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c) Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724. Indemnification of directors and officers by a court.

(a) Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:

(1) In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2) To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b) The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c) Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys’ fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725. Other provisions affecting indemnification of directors and officers.

(a) All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b) No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:

(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c) If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d) If any action with respect to indemnification of directors and officers is taken by way of amendment of the bylaws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e) Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f) The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726. Insurance for indemnification of directors and officers.

(a) Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1) To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2) To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3) To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of financial services, for a retention amount and for co-insurance.

(b) No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1) if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2) in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c) Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d) The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e) This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

Bylaws of Great-West of New York

ARTICLE II, SECTION 11. Indemnification of Directors.

The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Financial Services pursuant to Section 1216 of the New York Insurance Law.

Item 31. Principal Underwriter

(a)  Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, Protective Variable Life Separate Account, Protective NY Variable Life Separate Account, PLICO Variable Annuity Account S, Protective COLI VUL, Protective COLI PPVUL, Variable Annuity Separate Account A of Protective Life, PLAIC Variable Annuity Account S, and Protective NY COLI VUL. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts: Variable Annuity-1 Series Account, Variable Annuity-2 Series Account, Variable Annuity-2 Series Account [New York], Variable Annuity-3 Series Account, COLI VUL-2 Series Account, COLI VUL-2 Series Account of Great West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West Life & Annuity Insurance Company, Maxim Series Account of Great West Life & Annuity Insurance Company, Prestige Variable Life Account, Pinnacle Series Account of Great West Life & Annuity Insurance Company, Trillium Variable Annuity Account.

(b)  For information with respect to the officers and directors of IDI, reference is made to Form BD, SEC File No. 008-46802, which is herein incorporated by reference. This information can be found at https://brokercheck.finra.org/firm/summary/35490.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

This product does not offer any Index-Linked Options and/or fixed Options subject to a Contract Adjustment.

Item 32. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registered Separate Account through the Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111 and at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 33. Management Services.  Not Applicable.

Item 34. Fee Representations and Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than      16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Empower Life & Annuity Insurance Company of New York represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Empower Life & Annuity Insurance Company of New York.

The Registrant hereby undertakes:

1.	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and

2.	That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of Rule 485(b) under the Securities Act for effectiveness and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on August 5, 2026.

VARIABLE ANNUITY-1 SERIES ACCOUNT

(Registered Separate Account)

By:	*
Christine Moritz, President & Chief Executive Officer
Empower Life & Annuity Insurance Company of New York

EMPOWER LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Insurance Company)

By:	*
Christine Moritz, President & Chief Executive Officer
Empower Life & Annuity Insurance Company of New York

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title

*		Chairman of the Board and Director
R. Jeffrey Orr

*		President, and Chief Executive Officer
Christine Moritz		(Principal Executive Officer)

*		Chief Financial Officer
Kara Roe		(Principal Accounting and Financial Officer)

*		Director
Marcia Alazraki

*		Director
Robin A. Bienfait

*		Director
Andre Desmarais

*		Director
Stuart Katz

*		Director
T. Timothy Ryan

*		Director
Jerome Selitto

*		Director
Brian Walsh

*BY:	/S/ BRANDON J. CAGE
Brandon J. Cage
Attorney-in-Fact August 5, 2026

EXHIBIT INDEX

(l) (1) Consent of Deloitte & Touche LLP

(l) (2) Consent of KPMG LLP